Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Income before income taxes	¥ 1,473,726	¥ 1,268,662	¥ 1,274,496
Adjustments to reconcile income before income taxes to net cash provided by operating activities:
Depreciation and amortization, including amortization of contract costs	1,152,987	1,144,981	1,004,590
Other operating (income) expense, net	(9,241)	(29,404)	(12,021)
(Gain) loss on securities, net (other than Financial Services segment)	(75,742)	(73,166)	4,469
Share of (profit) of investments accounted for using the equity method, net of dividends	20,741	(715)	(17,696)
Changes in assets and liabilities:
(Increase) decrease in trade receivables and contract assets	228,623	(243,646)	(70,349)
(Increase) decrease in inventories	199,916	75,641	(560,382)
Increase in investments and advances in the Financial Services segment	(824,443)	(1,748,913)	(1,093,792)
Increase in content assets	(683,388)	(486,183)	(594,547)
Increase (decrease) in trade payables	136,952	9,188	(107,250)
Increase in insurance contract liabilities, net of insurance contract assets	573,749	1,370,580	330,654
Increase in deposits from customers in the banking business	401,014	536,688	300,201
Increase (decrease) in borrowings in the life insurance business and the banking business	66,783	(41,516)	111,314
Increase (decrease) in taxes payable other than income taxes, net	(15,461)	(22,491)	4,183
(Increase) decrease in other financial assets and other current assets	(81,081)	(31,821)	5,932
Increase in other financial liabilities and other current liabilities	32,768	19,562	130,142
Income taxes paid	(300,529)	(293,997)	(297,881)
Other	24,301	(80,237)	(97,372)
Net cash provided by operating activities	2,321,675	1,373,213	314,691
Cash flows from investing activities:
Payments for property, plant and equipment and other intangible assets	(647,527)	(623,946)	(613,635)
Proceeds from sales of property, plant and equipment and other intangible assets	15,486	11,571	11,595
Payments for investments and advances (other than Financial Services segment)	(98,536)	(95,506)	(191,129)
Proceeds from sales or return of investments and collections of advances (other than Financial Services segment)	46,540	92,679	13,548
Payments for purchases of businesses and other	(294,417)	(199,255)	(283,402)
Proceeds from sales of businesses	0	0	1,221
Other	48,334	(4,429)	9,138
Net cash used in investing activities	(930,120)	(818,886)	(1,052,664)
Cash flows from financing activities:
Increase (decrease) in short-term borrowings, net	(28,585)	(18,370)	32,391
Proceeds from issuance of long-term debt	139,298	225,176	361,776
Payments of long-term debt	(181,085)	(128,150)	(132,198)
Dividends paid	(115,253)	(98,620)	(86,568)
Payments for purchases of treasury stock	(285,548)	(202,974)	(99,248)
Capital contribution from non-controlling interests	150,804
Other	22,126	12,229	8,147
Net cash provided by (used in) financing activities	(298,243)	(210,709)	84,300
Effect of exchange rate changes on cash and cash equivalents	(19,469)	82,595	84,937
Net increase (decrease) in cash and cash equivalents	1,073,843	426,213	(568,736)
Cash and cash equivalents at beginning of the fiscal year	1,907,113	1,480,900	2,049,636
Cash and cash equivalents at end of the fiscal year	¥ 2,980,956	¥ 1,907,113	¥ 1,480,900